DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Medium-term notes issued	23,820	21,501	19,916	19,546
Covered bonds (note 25)	17,407	23,977	15,809	20,895
Certificates of deposit issued	290	3,597	290	3,597
Securitisation notes (note 25)	3,672	4,436	176	—
Commercial paper	3,535	5,782	2,248	4,071
Total debt securities in issue	48,724	59,293	38,439	48,109